condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions		Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2018	[1]	1,197
Balance at Dec. 31, 2018		$ 5,390	$ 383	$ 4,321	$ 11	$ 10,105	$ 74	$ 10,179
Net income				945		945	12	957
Other comprehensive income				32	(28)	4	6	10
Dividends				(668)		(668)		(668)
Dividends reinvested and optional cash payments (in shares)	[1]	2
Dividends reinvested and optional cash payments		$ 46				46		46
Equity accounted share-based compensation		1	(1)
Issue of Common Shares in business combination		$ 72				72		72
Issue of Common Shares in business combination (in shares)	[1]	3
Balance (in shares) at Jun. 30, 2019	[1]	1,202
Balance at Jun. 30, 2019		$ 5,509	382	4,630	(17)	10,504	92	10,596
Balance (in shares) at Dec. 31, 2019	[1]	1,209
Balance at Dec. 31, 2019		$ 5,660	398	4,371	119	10,548	111	10,659
Dividends								(371)
Balance (in shares) at Dec. 31, 2019	[1]	1,209
Balance at Dec. 31, 2019		$ 5,660	398	4,371	119	10,548	111	10,659
Net income				640		640	28	668
Other comprehensive income				(353)	164	(189)	3	(186)
Dividends				(743)		(743)		(743)
Dividends reinvested and optional cash payments (in shares)	[1]	11
Dividends reinvested and optional cash payments		$ 262				262		262
Equity accounted share-based compensation			58			58		58
Common Shares issued		$ 1,453				1,453		1,453
Change of ownership interests of subsidiary			17			17	192	209
Balance (in shares) at Jun. 30, 2020	[1]	1,278
Balance at Jun. 30, 2020		$ 7,375	473	3,915	283	12,046	334	$ 12,380
Common Shares issued (in shares)								58
Net income								$ 315
Other comprehensive income								(776)
Dividends								(372)
Balance (in shares) at Jun. 30, 2020	[1]	1,278
Balance at Jun. 30, 2020		$ 7,375	$ 473	$ 3,915	$ 283	$ 12,046	$ 334	$ 12,380
Common Shares issued (in shares)	[1]	58

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).